Stock-based Activity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock-based Activity Tables
Stock-based Compensation

Total estimated stock-based compensation expense, related to all of the Company’s stock-based payment awards recognized under ASC 718, “Compensation—Stock Compensation” was comprised of the following:

	2015	2014
Research and development	$41,576	$38,628
General and administrative	41,196	42,814
Total share-based compensation expense	$82,772	$81,442

	Years Ended December 31,
	2014	2013
Research and development	$163,019	$166,796
General and administrative	441,957	159,848

Total share-based compensation expense	$604,976	$326,644

Stock-based Award Activity

The following table summarizes the Company’s stock option activity during the three months ended March 31, 2015:

	Options Outstanding	Weighted- Average Exercise Price
Outstanding at December 31, 2014	242,893	$3.92
Granted	-	-
Exercised	-	-
Forfeited/cancelled/expired	-	-
Outstanding and expected to vest at March 31, 2015	242,893	$3.92
Vested and exercisable at March 31, 2015	166,254	$3.81

The following table summarizes the Company’s stock option activity for the years ended December 31, 2014 and 2013:

	Options Outstanding	Weighted- Average Exercise Price
Outstanding at December 31, 2012	58,639	$0.83
Granted	93,378	1.44
Exercised	—	—
Forfeited/cancelled/expired	—	—

Outstanding at December 31, 2013	152,017	$1.19
Granted	90,876	8.47
Exercised	—	—
Forfeited/cancelled/expired	—	—

Outstanding and expected to vest at December 31, 2014	242,893	$3.92

Vested and exercisable at December 31, 2014	154,877	$3.77

Valuation Assumptions Used to Determine Stock-based Expense
Treasury yield for a period consistent with the expected term of the stock award in effect at the time of the grant.

	Years Ended December 31,
	2014	2013
Risk-free interest rate	0.1 to 2%	0.6%
Dividend yield	—%	—%
Expected volatility	84 to 100%	86%
Expected life of options, in years	5 and 6.25	5
Weighted-average grant date fair value	$4.73	$11.84

Common stock reserved for future issuance

Common stock reserved for future issuance consists of the following at March 31, 2015:

Common stock reserved for conversion of preferred stock	23,815,600
Common stock reserved for exercise of warrants	3,330,500
Common stock options outstanding	242,893
Authorized for future grant or issuance under the Stock Plan	8,529,148
Total	35,918,141

Common stock reserved for future issuance consists of the following at December 31, 2014:

Common stock reserved for conversion of preferred stock and warrants	2,591,256
Common stock options outstanding	242,893
Authorized for future grant or issuance under the Stock Plan	326,431

Total	3,160,580